Summary of Reconciliation Between EBITDA by Reportable Segment to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	$ (4,705,614)	$ (3,372,306)	$ (9,612,309)	$ (6,774,566)	$ (13,467,744)	$ (9,795,551)
Reconciliation to loss before income taxes:
Changes in fair value of financial instruments					(478,288)	(9,154,141)
Interest income			2	10	10	813
Loss on debt extinguishment	145,221		4,488,627	527,980	680,762
Loss on debt issuance					653,208
Loss on Private Placement Issuance	(837,000)		(837,000)
GEM settlement fee expense				(200,000)	(200,000)
Loss on Yorkville SEPA advances	(362,613)		(747,137)
Yorkville prepayment premium expense		80,760		80,760	80,760
Depreciation and amortization					24,179	7,160
Other income, net					113,108	(62,809)
Loss before income taxes	(8,024,725)	(3,948,704)	(11,594,673)	(8,239,768)	(31,513,389)	(14,406,262)
Interest income			(2)	(10)	(10)	(813)
Nonrelated Party [Member]
Reconciliation to loss before income taxes:
Interest expense		(396,019)		(847,418)		(1,068,447)
Related Party [Member]
Reconciliation to loss before income taxes:
Interest expense	(536,639)	(385,474)	(895,020)	(962,987)	$ (3,047,101)	$ (4,486,027)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	(4,405,068)	(3,371,045)	(9,065,072)	(6,771,741)
Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	223,503	(350,000)	568,095	(329,000)
Interest income			2	10
Loss on debt extinguishment	(145,221)		(2,718,732)	(527,980)
Loss on debt issuance	169,200		443,000	171,000
Loss on Private Placement Issuance	1,190,000		1,190,000
GEM settlement fee expense				200,000
Loss on Yorkville SEPA advances	362,613		747,137
Yorkville prepayment premium expense		80,760		80,760
Loss on Yorkville SEPA advances
Depreciation and amortization	300,546	1,261	547,237	2,825
Other income, net	1,335,377	64,145	1,210,846	60,027
Loss before income taxes	(8,377,725)	(3,948,704)	(11,947,673)	(8,239,768)
Interest income			(2)	(10)
Operating Segments [Member] | Nonrelated Party [Member]
Reconciliation to loss before income taxes:
Interest expense		396,019		847,418
Operating Segments [Member] | Related Party [Member]
Reconciliation to loss before income taxes:
Interest expense	536,639	385,474	895,020	962,987
Operating Segments [Member] | Banzai Operating [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	(5,515,911)	(3,371,045)	(10,807,051)	(6,771,741)
Operating Segments [Member] | Open Reel [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	693,883		1,090,820
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting Information [Line Items]
Adjusted EBIDTA by segment, Total	$ 416,960		$ 651,159